Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 88,681	$ 124,598
Restricted cash	5,260
Accounts receivable	21,368	29,701
Prepaid expenses and other current assets	5,874	2,305
Inventories	97,017	72,261
[ifrs-full:CurrentAssets]	218,200	228,865
Non-current assets
Inventories	11,614	14,926
Other non-current assets	4,219
Mineral properties, plant and equipment	832,663	842,561
[ifrs-full:NoncurrentAssets]	848,496	857,487
Total assets	1,066,696	1,086,352
Current liabilities
Accounts payable and accrued liabilities	82,627	62,943
Dividends payable		3,022
Provision for Lower Zone commitment	108	581
[ifrs-full:CurrentLiabilities]	82,735	66,546
Non-current liabilities
Deferred income taxes	36,968	32,722
Provision for mine closure and reclamation	33,870	33,943
[ifrs-full:NoncurrentLiabilities]	70,838	66,665
Total liabilities	153,573	133,211
Equity
Share capital	704,176	702,822
Share-based payments reserve	11,204	10,432
Retained earnings	58,001	90,540
Equity attributable to Nevsun shareholders	773,381	803,794
Non-controlling interest	139,742	149,347
Total equity	913,123	953,141
Total liabilities and equity	$ 1,066,696	$ 1,086,352